Post-employment Benefits - Post-employment benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefit plans
Defined benefit obligation	$ 1,277,233	$ 3,184,365
Plan assets	505,765	1,270,685
Unfunded status of plans	771,468	1,913,680
Remeasurement adjustments	(158,119)	(279,825)
Pensions
Post-employment benefit plans
Defined benefit obligation	726,963	2,442,697
Plan assets	459,618	978,892
Unfunded status of plans	267,345	1,463,805
Remeasurement adjustments	(113,456)	(327,898)
Seniority Premiums
Post-employment benefit plans
Defined benefit obligation	550,270	741,668
Plan assets	46,147	291,793
Unfunded status of plans	504,123	449,875
Remeasurement adjustments	$ (44,663)	$ 48,073